Financial instruments and risk management - Summary of Average Annual Interest Rate Explanatory (Detail) ₱ in Thousands, $ in Thousands	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PHP (₱)
+50 BP Increase | SOFR + Spread
Disclosure Of Average Annual Interest Rate [Line Items]
Average annual interest rates | $		$ 550
+50 BP Increase | TIIE + Spread
Disclosure Of Average Annual Interest Rate [Line Items]
Average annual interest rates | ₱	₱ 407		₱ 1,052
-50 BP Decrease | SOFR + Spread
Disclosure Of Average Annual Interest Rate [Line Items]
Average annual interest rates | $		$ (550)
-50 BP Decrease | TIIE + Spread
Disclosure Of Average Annual Interest Rate [Line Items]
Average annual interest rates | ₱	₱ (407)		₱ (1,052)